Note 9 - Redeemable Non-controlling Interests - Reconciliation of the Beginning and Ending NCI Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, January 1	$ 102,352	$ 77,559
Non-controlling interest share of earnings	8,228	5,238
Non-controlling interest redemption increment (note 9)	15,367	15,408
Distributions paid to RNCI	(4,504)	(4,985)
RNCI recognized on business acquisitions	3,360	10,612
Less: Comprehensive earnings attributable to non-controlling shareholders	23,595	20,646
Balance, December 31	117,708	102,352
Non-controlling Interest Share Of Earnings [Member]
Non-controlling interest share of earnings	8,228	5,238
Non-controlling Interest Redemption Increment [Member]
Non-controlling interest redemption increment (note 9)	15,367	15,408
Non-controlling Interest Distributions Paid To NCI [Member]
Distributions paid to RNCI	(4,504)	(4,985)
Non-controlling Interest Purchase Of Interests From NCI Net [Member]
Purchases of interests from RNCI, net	(6,939)	(1,057)
Non-controlling Interest Share Of Other Comprehensive Earnings [Member]
Less: Comprehensive earnings attributable to non-controlling shareholders	$ (156)	$ (423)